Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,508,750.00
Previously Paid Amount	0.00
Total Fee Amount	12,325.90
Total Offset Amount	0.00
Net Fee	$ 12,325.90